Short-Term Borrowings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Borrowing Costs Text Block Abstract
Agreements loan amount		$ 5,000,000
Interest rate percentage		7.50%
Maturity date		Sep. 01, 2022
Aggregate Principal Amount	$ 1,000,000
Notional amount	$ 3,000,000